Investment Strategy - Defiance DRAM & Memory ETF	Aug. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
BITA AI Memory Select Index
The Index aims to capture the performance of publicly listed companies from around the world that generate significant revenue from the development, manufacture, and supply of dynamic random-access memory (“DRAM”) chips and core DRAM-related memory technologies supporting artificial intelligence (“AI”) and high-performance computing. These companies focus primarily on the underlying DRAM ecosystem, spanning high-bandwidth memory, double data rate/graphics double data rate (“DDR/GDDR”), low power double data rate (“LPDDR”), and integrated memory modules, needed to handle data-heavy machine learning workload. Eligible constituents must demonstrate significant thematic exposure to the Index’s theme based either on its total revenue derived from, or by being ranked within the top five positions in terms of absolute thematic revenue in, the following segments:
DDR/GDDR DRAM Chips: Companies that design, manufacture, or supply dynamic random-access memory chips, including DDR memory for servers and computing systems and GDDR memory for graphics processors, AI accelerators, and other high-performance workloads.
High Bandwith Memory (“HBM”) Stacks: Companies involved in the design, manufacture, assembly, or supply of HBM stacks used to provide ultra-fast, high capacity memory for AI accelerators, graphics processing units (“GPUs”), and high-performance computing systems.
LPDDR Memory: Companies involved in the design, manufacture, or supply of LPDDR memory used in mobile devices, edge AI systems, automotive applications, connected devices, and other power-sensitive computing environments that require high-speed memory with reduced energy consumption.
Memory Modules: Companies that produce memory modules and related board-level products that integrate DRAM chips into standardized formats used in servers, workstations, data centers, AI systems, and connected devices.
All-Flash Array Systems: Companies developing enterprise storage platforms built entirely on flash memory technologies to deliver high-speed, low-latency data access.
Enterprise NVMe SSD Manufacturing: Companies designing and manufacturing enterprise-grade solid-state drives that utilize high-performance non-volatile memory express (“NVMe”) architectures for data-intensive computing workloads.
High-Capacity HDD Systems: Companies producing large-capacity hard disk storage solutions optimized for bulk data retention, archiving, and hyperscale infrastructure environments.
Memory Controllers & Buffer Chips: Companies that design or supply controllers, buffers, retimers, and related interface chips that manage data flow between processors, accelerators, and memory devices, helping improve speed, bandwidth, latency, and system reliability.
Memory Packaging & Test: Companies that provide advanced packaging, assembly, testing, and inspection services for memory semiconductors, including technologies used to stack, interconnect, validate, and improve the performance of HBM, DRAM, NAND (e.g., NOT-AND), and other advanced memory products.
NAND Flash Die: Companies involved in the design, manufacture, or supply of NAND flash memory die, a non-volatile semiconductor memory technology used in solid-state drives, data centers, AI storage infrastructure, consumer electronics, and connected devices.
Persistent Memory Devices: Companies developing advanced memory technologies designed to retain data without power while providing faster access and higher endurance than traditional storage solutions.
Storage Class Memory Devices: Companies focused on next-generation memory architectures that bridge the performance gap between conventional memory and long-term storage systems.
Storage Controllers & RAID Adapters: Companies providing controller technologies and hardware solutions that manage, optimize, and protect data across enterprise storage environments.
Storage Networking Hardware: Companies supplying networking infrastructure that enables the efficient movement, connectivity, and management of data across storage systems and data centers.
The products, services, and business activities (“PSA”) of each segment are mapped into a set of sub-themes. The sub-themes are then grouped together into overarching themes. The level of exposure of a company to a particular theme, sub-theme, and PSA is determined by the BITA Thematic Exposure Score. The BITA Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from each relevant PSA, as a proportion of the company’s total revenue. Revenue-based exposure is determined through an analysis of a company’s business footprint via the collection of publicly available data provided by the company (i.e., regulatory filings, annual reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks, quarterly earnings reports, investor presentations, official earnings conference call transcripts, and credible news sources).
Each Index constituent must: (i)(a) derive at least 50% of its total revenue from at least one of the PSAs related to a segment listed above, or (b) rank within the top five positions in the initial universe (as determined at the time of each quarterly rebalance and reconstitution) by absolute revenue derived from any combination of the PSAs related to one or more segments listed above, provided that the Index constituent derives at least 25% of its total revenue from such PSAs; (ii) be listed on one of the following exchanges: Australian Stock Exchange, Vienna Stock Exchange, Euronext Brussels, Canadian Securities Exchange, Toronto Stock Exchange, TSX Venture Exchange, Shanghai Stock Exchange, Shenzhen Stock Exchange, Nasdaq Copenhagen, Nasdaq Helsinki, Euronext Paris Exchange, Deutsche Börse, Hong Kong Stock Exchange, Euronext Irish Stock Exchange, Tel-Aviv Stock Exchange, Borsa Italiana, Tokyo Stock Exchange, Euronext Amsterdam Stock Exchange, New Zealand Stock Exchange, Euronext Oslo Børs, Euronext Lisbon, Singapore Exchange, Korea Exchange, Bolsas y Mercados Espanoles, Nasdaq Stockholm, SIX Swiss Exchange, Taiwan Stock Exchange, London Stock Exchange, Nasdaq, or the New York Stock Exchange; (iii) have a market capitalization of at least $20 billion; (iv) have a free-float percentage of at least 10%; (v) have a 3-month average daily traded value of at least $5 million; and (vi) be a common stock or an American Depositary Receipt (ADR) (collectively, “DRAM & Memory Companies”). The weight of each issuer cannot exceed 25% of the total Index weight at the time the Index is rebalanced and reconstituted.

The Index is rebalanced and reconstituted quarterly after the close of business on the third Friday of March, June, September, and December each year based on data as of the close of business of the first Friday of the rebalancing month. However, between quarterly rebalances, BITA GmbH (the “Index Provider”) may, in accordance with the Index methodology, (i) add immediately, as Index constituents, initial public offerings (“IPOs”) or companies pivoting to activities related to an Index segment with a proven thematic exposure higher than the minimum requirement; and/or (ii) substitute an Index constituent or perform an extraordinary adjustment to the Index upon the occurrence of an extraordinary event as deemed by the Index Provider (e.g., a company files a shareholder report with the SEC that reflects at least 50% of the company’s total revenue from at least one of the PSAs related to a segment listed above). In such cases, the Index Provider will announce the extraordinary Index adjustment with a notice period of at least two trading days (with respect to the affected constituent) and proceed to its implementation after the close of business on the effective date specified in the announcement.
As of August 10, 2026, the Index had 10 constituents, five of which were listed on a non-U.S. exchange. As of August 10, 2026, the Index had significant exposure to companies in Korea. The Index’s geographic exposure may change significantly with each reconstitution or based on market movements in between reconstitutions.
At the time of each rebalance and reconstitution of the Index, each constituent is weighted by its modified free-float market capitalization. Additionally, the weight of each Index constituent may rise and/or fall between Index rebalance dates.
The Index was established in 2026 and is owned by the Index Provider. The Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of, and in derivative instruments that provide investment exposure to, DRAM & Memory Companies. The Fund’s investments in DRAM & Memory Companies will primarily consist of equity securities (domestic and foreign) but may include total return swap agreements that provide exposure to DRAM & Memory Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund may invest in: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser or sub-adviser to be of comparable quality (collectively, “Collateral”). Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in the derivatives position.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the Semiconductors and Semiconductor Equipment industry and the Technology Hardware and Equipment industry within the Information Technology sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of, and in derivative instruments that provide investment exposure to, DRAM & Memory Companies. The Fund’s investments in DRAM & Memory Companies will primarily consist of equity securities (domestic and foreign) but may include total return swap agreements that provide exposure to DRAM & Memory Companies.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the Semiconductors and Semiconductor Equipment industry and the Technology Hardware and Equipment industry within the Information Technology sector.